Filed pursuant to Rule 497(a)
File No. 333-220385
Rule 482ad

Capital Southwest Corporation Q2 2018 Earnings Presentation 5400 Lyndon B. Johnson Freeway, Suite 1300 Dallas, Texas 75240 214.238.5700 capitalsouthwest.com November 7, 2017

This presentation contains forward-looking statements within the meaning of The Private Securities Litigation Reform Act of 1995 relating to, among other things, the business, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2017 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward-looking statements. Capital Southwest does not assume any obligation to revise or to update these forward-looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. This report is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the SEC. Investors should read the Company’s prospectus and SEC filings (which are publically available on the EDGAR Database on the SEC website at www.sec.gov) carefully and consider the Company’s objectives, risk and charges and expenses of the Company carefully before investing in securities of the Company. The Company’s prospectus and other SEC filings contain this and other information. Forward-Looking Statements

Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Conference Call Participants

CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure CSWC was formed in 1961, and became a BDC in 1988 Publicly-traded on Nasdaq under CSWC ticker Internally Managed BDC with RIC status for tax purposes December 2014 announced intent to spin-off of industrial growth company (“CSW Industrials”; Nasdaq: CSWI) tax free January 2015 launched credit investment strategy September 2015 completed tax free spin off of CSWI 17 employees based in Dallas, Texas Total Balance Sheet Assets of $369 MM as of September 30, 2017 Manage I-45 Senior Loan Fund (“SLF”) in partnership with Main Street Capital (Nasdaq: MAIN) CSWC Company Overview

Financial Highlights Q2 2018 Pre-Tax Net Investment Income (“NII”) of $4.1 MM or $0.25 per share Paid Quarterly Dividend of $0.24 per share NAV per share increased to $18.26 from $17.96 Increased Investment Portfolio to $322 MM from $307 MM at fair value $32.5 MM committed in two new originations $16 MM proceeds received from three portfolio exits $59 MM available on Credit Facility and $33 MM in cash and cash equivalents as of quarter end Increased I-45 SLF investment portfolio to $224 MM from $210 MM I-45 distributed $2.2 MM dividend to CSWC $28 MM deployed in six new originations and five add-ons $12 MM proceeds received in six portfolio credit exits Q2 2018 Highlights

1.2% 1.8% 3.0% 4.2% 4.5%1 5.2% 5.6 % Over the past four quarters, CSWC has generated $0.90 per share in Pre-Tax NII and paid out $0.81 per share in regular dividends LTM dividend coverage of 111% of Pre-Tax NII In addition, paid out a Special Dividend of $0.26 in Q4 2017 generated primarily from realized gains earned over prior 12 months Dividend Yield increased to 5.6% at 9/30/17 from 1.2% at 3/31/16 NAV has increased to $18.26 per share at 9/30/17 from $17.34 per share at 3/31/16 Evolution of CSWC Generating Consistent Dividend and NAV Growth Dividend Yield – Annualized Quarterly Dividend / CSWC Share Price at Qtr. End (1) The Special Dividend of $0.26 is not included in the Dividend Yield calculation.

Lower Middle Market (“LMM”): CSWC led or Club Deals Companies with EBITDA between $3 MM and $15 MM Typical leverage of 2x – 4x Debt to EBITDA through CSWC debt Commitment size up to $20 MM with hold sizes generally $10 to $15 MM Both Sponsored and Non-sponsored deals Securities include first lien, unitranche, second lien and subordinated debt Frequently make equity co-investments alongside CSWC debt Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien Companies typically have in excess of $50 MM in EBITDA Typical leverage of 3x – 5.5x Debt to EBITDA through CSWC debt position Hold sizes generally $5 to $10 MM Floating Rate First and Second Lien debt securities More liquid assets relative to Lower Middle Market investments Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Two Pronged Investment Strategy

Q2 2018 Portfolio Originations $32.5 MM in new committed Lower Middle Market investments during the quarter ($23 MM funded debt) at a weighted average debt YTM of 11.5% 1. At close, $2.0 MM Revolver and $2.5 MM Delayed Draw Term Loan were unfunded Note: Market Segment refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Q2 2018 Portfolio Originations Name Industry Type Market Total Commitment (in $000s) Debt Coupon Debt Yield to Maturity Zenfolio, Inc. (1) Business Services Revolver / 1st Lien / Equity LMM $19,900 L + 9.0% 11.2% Alliance Sports Group Consumer Products & Retail Sub Debt / Equity LMM $12,600 11.0% 12.0% Total $32,500 11.5%

Q2 2018 Portfolio Prepayments Prepayments continue to demonstrate our track record of generating attractive risk adjusted returns on shareholders’ capital Note: Market Segment refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Q2 2018 Portfolio Exits Name Industry Type Market Proceeds (in $000s) Realized Gain (in $000s) IRR Water Pik Consumer Products & Retail 2nd Lien UMM $4,254 $77 12.1% Cast & Crew Media, Marketing, & Entertainment 2nd Lien UMM $3,705 $19 9.8% Winzer Corporation Distribution Sub Debt LMM $8,100 $114 12.7% Total / Wtd. Avg. $16,060 $210 11.9%

Balance Sheet Credit Portfolio Mix Credit portfolio has grown to $187 MM and 73% first lien exposure at 9/30/17 Credit Portfolio (Fair Value)

Portfolio Statistics by Investment Strategy Portfolio statistics illustrate CSWC’s prudent investment underwriting Note: All metrics above exclude the I-45 Senior Loan Fund At September 30, 2017, we had equity ownership in approximately 84.6% of our LMM investments. The weighted-average annual effective yields were computed using the effective interest rates for all debt investments at cost as of September 30, 2017, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments and any debt investments on non-accrual status. As of September 30, 2017, there were no investments on non-accrual status. Weighted-average annual effective yield is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor. Weighted average metrics are calculated using investment cost basis weighting. Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment Investment Portfolio - Statistics at 9/30/17 US$ in 000s Lower Middle Market (1) Upper Middle Market Number of Portfolio Companies 13 13 Total Cost $131,762 $83,283 Total Fair Value $170,139 $84,320 Average Hold Size (at Cost) $10,136 $6,406 % First Lien Investments (at Cost) 63.5% 61.6% % Second Lien Investments (at Cost) 0.0% 38.4% % Subordinated Debt Investments (at Cost) 14.3% 0.0% % Equity (at Cost) 22.2% 0.0% Wtd. Avg. Yield (2)(3) 11.4% 9.9% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $9.1 $93.8 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.5x 3.7x

Portfolio Mix as of 9/30/17 at Fair Value Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Current Portfolio of $322 MM continues to be granular, diverse, and focused on income generating securities

Interest Rate Sensitivity Fixed vs. Floating Portfolio Composition (1) Debt Portfolio Exposure at 9/30/17 Well-Positioned for Changes to Base Interest Rates Note: Illustrative change in NII is based on a projection of CSWC’s existing debt investments as of 9/30/17, adjusted only for changes in Base Rates. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities. (1) Portfolio Composition includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund 5% 95% Fixed Floating Change in Base Interest Rates Illustrative NII Change ($'s) Illustrative NII Change (Per Share) (50bps) ($311,322) ($0.02) 50 bps $901,016 $0.06 100bps $1,802,031 $0.11 150bps $2,703,047 $0.17 200bps $3,604,063 $0.22

I-45 Portfolio Overview Current I-45 Portfolio (By Industry) I-45 portfolio grew to $224 MM while average investment size remained at 2.2% (1) Through I-45 Security Telecommunications Retail Capital Equipment Media: Advertising, Printing & Pub. Healthcare & Pharmaceuticals Current I-45 Portfolio (By Type) 12/31/2016 3/31/2017 6/30/2017 9/30/2017 Total Debt Investments at Fair Value $186,643 $200,243 $209,863 $223,807 Number of Issuers 41 43 46 46 Wtd. Avg. Issuer EBITDA $88,970 $81,417 $80,909 $79,009 Avg. Investment Size as a % of Portfolio 2.4% 2.3% 2.2% 2.2% Wtd. Avg. Net Leverage on Investments (1) 3.2x 3.0x 3.5x 3.5x Wtd. Avg. Yield 8.0% 7.9% 7.9% 7.7% Wtd. Avg. Duration (Yrs) 4.4 4.3 4.9 4.8 I-45 Portfolio Statistics

Income Statement (In Thousands, except per share amounts) Quarter Ended 12/31/16 Quarter Ended 3/31/17 Quarter Ended 6/30/17 Quarter Ended 9/30/17 Investment Income Interest Income $3,611 $4,113 $4,520 $5,282 Dividend Income $3,078 $3,002 $3,004 $3,088 Fees and Other Income $176 $611 $200 $139 Total Investment Income $6,865 $7,726 $7,724 $8,509 Expenses Cash Compensation $1,476 $1,704 $1,638 $1,606 Share Based Compensation $321 $382 $368 $384 General & Administrative $1,144 $1,360 $1,228 $1,364 Spin-off Related Expenses $172 $172 $172 $173 Total Expenses (excluding Interest) $3,113 $3,618 $3,406 $3,527 Interest Expense $343 $543 $738 $911 Pre-Tax Net Investment Income $3,409 $3,565 $3,580 $4,071 Taxes and Gain / (Loss) Income Tax Benefit (Expense) ($536) ($284) ($144) ($134) Net realized gain (loss) on investments $72 $4,098 $624 $210 Net increase (decrease) in unrealized appreciation of investments $4,940 ($1,402) $1,384 $4,496 Net increase (decrease) in net assets resulting from operations $7,885 $5,977 $5,444 $8,643 Weighted Average Diluted Shares Outstanding 15,932 16,044 16,072 16,078 Pre-Tax Net Investment Income Per Dil. Weighted Average Share $0.21 $0.22 $0.22 $0.25 Quarterly Dividends per Share $0.17 $0.19 $0.21 $0.24

Balance Sheet (In Thousands, except per share amounts) Quarter Ended 12/31/2016 Quarter Ended 3/31/2017 Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Assets Portfolio Investments $267,131 $286,880 $306,582 $321,860 Cash & Cash Equivalents $32,671 $22,386 $12,359 $33,329 Deferred Tax Asset $1,940 $2,017 $1,858 $1,846 Other Assets $10,592 $14,469 $10,391 $11,635 Total Assets $312,334 $325,752 $331,190 $368,670 Liabilities Credit Facility $15,000 $25,000 $25,000 $56,000 Payable for Unsettled Transaction $0 $0 $9,263 $0 Other Liabilities $11,890 $15,680 $9,500 $20,156 Total Liabilities $26,890 $40,680 $43,763 $76,156 Shareholders Equity Net Asset Value $285,444 $285,072 $287,427 $292,514 NAV per Share $17.88 $17.80 $17.96 $18.26 Debt to Equity 0.1x 0.1x 0.1x 0.2x Shares Outstanding at Period End 15,965 16,011 16,006 16,019

Portfolio Statistics CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2. Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund. Excludes CSWC equity investment in I-45 Senior Loan Fund. At Fair Value Continuing to build a well performing credit portfolio with no non-accruals Quarter Ended 12/31/2016 Quarter Ended 3/31/2017 Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Portfolio Statistics Fair Value of Debt Investments $151,465 $167,447 $181,725 $187,316 Average Debt Investment Hold Size $5,826 $5,980 $6,490 $6,938 Fair Value of Debt Investments as a % of Par 98% 99% 99% 99% % of Debt Portfolio on Non-Accrual (at Fair Value) 0.0% 0.0% 0.0% 0.0% Weighted Average Investment Rating (1) 1.9 1.9 2.0 2.0 Weighted Average Yield on Debt Investments 10.3% 10.3% 10.5% 10.7% Total Fair Value of Portfolio Investments $267,131 $286,880 $306,582 $321,860 Weighted Average Yield on all Portfolio Investments (2) 10.7% 10.5% 10.4% 10.7% Investment Mix (Debt vs. Equity) (3) (4) 73% / 27% 75% / 25% 76% / 24% 74% / 26% Investment Mix (Yielding vs. Non-Yielding) (4) 94% / 6% 95% / 5% 95% / 5% 94% / 6%

Credit Portfolio Roll Forward Credit portfolio has grown to $187 MM at 9/30/17 from $138 MM at 9/30/16 Includes purchases of new investments, as well as discount accretion on existing investments. Includes conversion of $2.7 million debt security in legacy Titan Liner to equity in 12/31/16 quarter

Investment Income Detail Constructing a portfolio of investments with recurring cash yield Non-Recurring income principally made up of acceleration of unamortized OID and prepayment fees Recurring cash interest income continues to grow quarter over quarter Earned less non-recurring prepayment fees in Q2 2018 versus previous quarter PIK income remains a minor portion of NII (In Thousands) Quarter Ended 12/31/16 Quarter Ended 3/31/17 Quarter Ended 6/30/17 Quarter Ended 9/30/17 Investment Income Breakdown Cash Interest $3,490 $3,913 $4,264 $5,082 Cash Dividends $3,078 $3,002 $3,004 $3,018 PIK Income $0 $63 $73 $70 Amortization of purchase discounts and fees $120 $136 $183 $200 Management/Admin Fees $105 $115 $128 $139 Prepayment Fees & Other Income $73 $497 $72 $0 Total Investment Income $6,865 $7,726 $7,724 $8,509 Key Metrics Cash Income as a % of Investment Income 98% 97% 97% 97% % of Total Investment Income that is Recurring (1) 90% 90% 93% 97%

Financial Highlights Quarter Ended 12/31/2016 Quarter Ended 3/31/2017 Quarter Ended 6/30/2017 Quarter Ended 9/30/2017 Financial Highlights Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.21 $0.22 $0.22 $0.25 Pre-Tax Net Investment Income Return on Equity (ROE) 4.79% 4.99% 4.96% 5.55% Realized Earnings Per Wtd Avg Diluted Share $0.18 $0.46 $0.25 $0.26 Realized Earnings ROE 4.14% 10.33% 5.63% 5.65% Earnings Per Wtd Avg Diluted Share $0.49 $0.37 $0.34 $0.54 Earnings Return on Equity (ROE) 11.07% 8.37% 7.55% 11.77% Quarterly Dividends Per Share $0.17 $0.19 $0.21 $0.24 Special Dividends per Share $0.00 $0.26 $0.00 $0.00 NAV Per Share $17.88 $17.80 $17.96 $18.26

Corporate Information Board of Directors Senior Management Fiscal Year End Inside Directors March 31 Bowen S. Diehl Bowen S. Diehl President & Chief Executive Officer Independent Auditor Independent Directors David R. Brooks Michael S. Sarner Jack D. Furst Chief Financial Officer, Secretary & Treasurer T. Duane Morgan William R. Thomas Corporate Counsel John H. Wilson Investor Relations Michael S. Sarner Capital Southwest Corporate Offices & Website 214-884-3829 5400 LBJ Freeway msarner@capitalsouthwest.com Transfer Agent 13th Floor American Stock Transfer & Trust Company, LLC Dallas, TX 75240 Securities Listing 800-937-5449 http://www.capitalsouthwest.com NASDAQ: CSWC www.amstock.com Contact Information Robert W. Baird & Co. Bryce Rowe, CFA Direct: 804-447-8019 National Securities Corporation Christopher R. Testa Direct: 212-417-7447 Janney Montgomery Scott, LLC Mitchel Penn, CFA Direct: 410-583-5976 Jones Day / Eversheds Sutherland RSM US Chicago, IL Industry Analyst Coverage Firm Analyst